Debt and Other Financing - Schedule of Common Stock and Warrants Issued Under 2021 Bridge Financing (Detail) - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Class A Common Stock [Member]
Schedule of Common Stock and Warrants Issued Under Two Thousand and Twenty One Bridge Financing [Line Items]
Stock Issued During Period Shares Bridge Financing	223,054	219,614
Class A Common Stock [Member] | 2021 Bridge Notes [Member]
Schedule of Common Stock and Warrants Issued Under Two Thousand and Twenty One Bridge Financing [Line Items]
Stock Issued During Period Shares Bridge Financing		126,572
Class A Common Stock [Member] | 2021 Bridge Notes [Member] | Incentive Shares Issued In Connection With Rights Offering [Member]
Schedule of Common Stock and Warrants Issued Under Two Thousand and Twenty One Bridge Financing [Line Items]
Stock Issued During Period Shares Bridge Financing	3,440
Class A Common Stock [Member] | 2021 Bridge Notes [Member] | Debt First Tranche [Member] | 2021 Bridge Financing [Member]
Schedule of Common Stock and Warrants Issued Under Two Thousand and Twenty One Bridge Financing [Line Items]
Stock Issued During Period Shares Bridge Financing	126,572
Class A Common Stock [Member] | SVB Line Of Credit [Member]
Schedule of Common Stock and Warrants Issued Under Two Thousand and Twenty One Bridge Financing [Line Items]
Stock Issued During Period Shares Bridge Financing		93,042
Class A Common Stock [Member] | SVB Line Of Credit [Member] | 2021 Bridge Financing [Member]
Schedule of Common Stock and Warrants Issued Under Two Thousand and Twenty One Bridge Financing [Line Items]
Stock Issued During Period Shares Bridge Financing	93,042
Class A Common Stock Warrants [Member]
Schedule of Common Stock and Warrants Issued Under Two Thousand and Twenty One Bridge Financing [Line Items]
Class of Warrants or Rights Issued During Period	43,052
Class A Common Stock Warrants [Member] | 2021 Bridge Notes [Member] | Incentive Shares Issued In Connection With Rights Offering [Member]
Schedule of Common Stock and Warrants Issued Under Two Thousand and Twenty One Bridge Financing [Line Items]
Class of Warrants or Rights Issued During Period	565
Class A Common Stock Warrants [Member] | 2021 Bridge Notes [Member] | Debt First Tranche [Member] | 2021 Bridge Financing [Member]
Schedule of Common Stock and Warrants Issued Under Two Thousand and Twenty One Bridge Financing [Line Items]
Class of Warrants or Rights Issued During Period	42,487
Class A Common Stock Warrants [Member] | SVB Line Of Credit [Member] | 2021 Bridge Financing [Member]
Schedule of Common Stock and Warrants Issued Under Two Thousand and Twenty One Bridge Financing [Line Items]
Class of Warrants or Rights Issued During Period	0